INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2019
INCOME TAXES (Tables)
Summary of net deferred tax assets
	March 31, 2019	March 31, 2018
Deferred tax assets:
Net operating loss	$1,763,076	$1,527,748
Less: Valuation allowance	(1,763,076)	(1,527,748)
Net deferred tax assets	$--	$--